Schedule of Investments June 30, 2021 (Unaudited)

Ecofin Tax-Advantaged Social Impact Fund, Inc.

	Principal Amount	Fair Value
Corporate Notes - 2.1%(1)
MBS SPV I LLC
6.00%, 3/01/2026(2)	4,000,000	4,000,000
Champ. Davie H.S.
0.00%, 8/01/2022(4)	500,000	500,000
Total Corporate Notes (Cost $4,500,000)		4,500,000

Mortgage Backed Securities - 23.2%(1)
Arbor Rlty Com NT 2021-FL1
1.593%, 12/17/2035(2)(8)	2,000,000	2,001,904
BABS 2021-RM1 A
1.400%, 10/25/2063(2)	1,978,674	1,897,369
BDS 2021-FL7 LTD
1.161%, 06,28,2036(2)(8)	2,000,000	2,005,614
BPCRE 2021-FL1 AS
1.241%, 2/15/2037(2)(8)	2,250,000	2,252,250
BX Commercial Mortgage Trust 2020-FOX
1.443%, 11/15/2032(2)(8)	982,411	986,174
BXMT 2020-FL2 A
1.060%, 2/16/2037(2)(8)	2,500,000	2,499,250
Credit Suisse Commercial Mortgage Securities Corp 2019-SLKZ
1.343%, 1/17/2034(2)	360,000	361,390
FREMF 2017-KF31 Mortgage Trust
3.001%, 4/25/2024(2)	1,679,833	1,671,744
FREMF 2017-KF29 Mortgage Trust
3.651%, 2/25/2024(2)	1,462,775	1,465,518
FREMF 2020-KI05 Mortgage Trust
2.401%, 7/25/2024(2)	1,299,452	1,301,412
GPMT LTD 2021-FL3
2.039%, 7/16/2035(2)(8)	1,000,000	1,002,270
GPMT LTD 2021-FL3
1.339%, 7/16/2035(2)(8)	2,000,000	2,003,580
HGI CRE CLO LTD 2021-FL1
1.691%, 6/19/2036(2)(8)	1,000,000	1,003,436
JP Morgan Chase Commercial Trust 2021-1440 A
1.393%, 3/17/2036(2)(8)	2,500,000	2,505,591
JP Morgan Wealth Management 2020-ATR1 A-4
3.000%, 2/25/2050(2)(8)	548,440	551,826
JP Morgan Chase TR 2021-MHC B
1.143%, 4/15/2038(2)(8)	1,000,000	1,003,255
LoanCore 2021-CRE4 Issuer Ltd
1.409%, 7/15/2035(2)(8)	2,000,000	1,998,136
MF1 2021-FL5 B
1.609%, 7/15/2036(2)(8)	2,000,000	2,003,123
Oceanview Mortgage Loan Trust 2020-SBC1 A1-B
2.500%, 9/28/2055(2)(8)	1,216,758	1,224,854
STWD LTD 2021-FL2
1.889%, 4/16/2038(2)(8)	1,000,000	1,004,064
TGIF Funding LLC 2017-1A
6.202%, 4/30/2047(2)	1,840,000	1,731,317
TTAN 2021-MHC
1.194%, 3/15/2028(2)(8)	2,400,000	2,406,272
Velocity Comm Capital Trust 2020-1
2.610%, 2/25/2050(2)(8)	3,796,088	3,868,768
Vivint Solar Fin 2020-7 LLC
2.210%, 7/30/2051(2)	1,950,648	1,972,554
Vivint Solar Fin 2020-7 LLC
3.220%, 7/30/2051(2)	977,896	991,763
XCALI 2020-2 Mortgage Trust
4.050%, 2/15/2023(2)	2,000,000	2,010,233
Monticello FDG BTH-33
4.400%, 09/06/2022(2)	5,000,000	5,049,355
Xcal 2019-IL-1 Mortage Trust A
4.400%, 11/6/2021(2)(3)	2,000,000	2,013,958
Total Mortgage Backed Securities (Cost $50,691,662)		50,786,980

Municipal Bonds - 79.7%(1)
Arizona - 21.8%(1)
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
6.400%, 02/01/2026(2)	21,660,000	21,739,059
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
9.650%, 02/01/2026(2)	3,095,000	3,106,080
Arizona Industrial Development Authority
(Obligor: Windsong Senior Living)
12.000%, 12/01/2023(2)	5,480,000	5,482,959
La Paz County Industrial Development Authority
(Obligor: Pioneer Academy)
3.746%, 1/1/2026(3)(6)	19,435,000	17,345,738
		47,673,836
California - 0.4%(1)
El Monte Calif Public Financing Authority
3.850%, 6/01/2038(3)	895,000	907,602
Colorado - 2.3%(1)
Colorado Educational & Cultural Facilities Authority
(Obligor: Ability Connection Colorado)
7.500%, 12/15/2030(2)	5,350,000	5,042,215
Florida - 21.6%(1)
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 A)
0.000%, 11/15/2025(2)(4)(6)(7)	8,250,000	6,620,625
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 B)
0.000%, 11/15/2025(2)(4)(6)(7)	550,000	441,375
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series A)
0.000%, 11/15/2025(2)(4)(6)(7)	8,425,000	6,339,813
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series B)
0.000%, 11/15/2025(2)(4)(6)(7)	485,000	364,963
Florida Development Finance Corp.
(Obligor: San Jose Schools)
7.150%, 2/15/2030	2,170,000	2,106,267
Florida Development Finance Corp.
(Obligor: The Athenian Academy)
7.150%, 02/15/2030	18,305,000	17,738,277
Florida Development Finance Corp.
(Obligor: The Athenian Academy)
1.470%, 07/01/2049(2)(6)	15,925,000	13,575,903
		47,187,223
Ohio - 2.5%(1)
Southern Ohio Port Authority
(Obligor: Bridgemoor)
10.000%, 12/01/2025	5,025,000	5,545,238
Texas - 1.8%(1)
New Hope Cultural Education Facilities Finance Corp
(Obligor: Bridgemoor)
10.000%, 12/01/2053(2)(4)(5)	5,000,000	4,012,650
Virginia - 0.1%(1)
Fairfax County Industrial Development Authority
(Obligor: Inova Health System Obligated Group)
4.000%, 05/15/2022	280,000	289,528
Wisconsin - 29.2%(1)
Public Finance Authority
(Obligor: Fort Collins Montessori)
7.250%, 12/01/2029	6,155,000	6,258,773
Public Finance Authority
(Obligor: Gardens of Montgomery - Series A)
0.000%, 01/01/2029(2)(4)(5)(7)	1,610,000	1,243,725
Public Finance Authority
(Obligor: Gardens of Montgomery - Series B)
0.000%, 01/01/2029(2)(4)(5)(7)	29,000	22,403
Public Finance Authority
(Obligor: Gardens of Rome - Series C)
0.000%, 01/01/2024(4)(5)(7)	1,630,000	1,014,675
Public Finance Authority
(Obligor: Gardens of Rome - Series D)
0.000%, 01/01/2024(4)(5)(7)	70,000	43,575
Public Finance Authority
(Obligor: Gardens of Savannah - Series C)
0.000%, 01/01/2024(2)(4)(5)(7)	1,065,000	599,063
Public Finance Authority
(Obligor: Gardens of Savannah - Series D)
0.000%, 01/01/2024(2)(4)(5)(7)	80,000	45,000
Public Finance Authority
(Obligor: Gardens of Social Circle - Series C)
0.000%, 01/01/2024(2)(4)(5)(7)	2,030,000	915,530
Public Finance Authority
(Obligor: Gardens of Social Circle - Series D)
0.000%, 01/01/2024(2)(4)(5)(7)	65,000	29,315
Public Finance Authority
(Obligor: Gardens of Waterford - Series C)
0.000%, 01/01/2024(2)(4)(5)(7)	1,185,000	1,010,213
Public Finance Authority
(Obligor: Gardens of Waterford - Series D)
0.000%, 01/01/2024(2)(4)(5)(7)	75,000	44,963
Public Finance Authority
(Obligor: Landings of Columbus - Series C)
0.000%, 01/01/2024(4)(5)(7)	1,055,000	738,500
Public Finance Authority
(Obligor: Landings of Columbus - Series D)
0.000%, 01/01/2024(4)(5)(7)	80,000	56,000
Public Finance Authority
(Obligor: Landings of Douglas - Series C)
0.000%, 01/01/2024(2)(4)(5)(7)	1,255,000	752,373
Public Finance Authority
(Obligor: Landings of Douglas - Series D)
0.000%, 01/01/2024(2)(4)(5)(7)	75,000	63,938
Public Finance Authority
(Obligor: Landings of Gainsville - Series C)
0.000%, 01/01/2024(4)(5)(7)	1,020,000	410,550
Public Finance Authority
(Obligor: Landings of Gainsville - Series D)
0.000%, 01/01/2024(2)(4)(5)(7)	80,000	32,200
Public Finance Authority
(Obligor: Landings of Montgomery - Series C)
0.000%, 01/01/2024(2)(4)(5)(7)	1,955,000	1,510,238
Public Finance Authority
(Obligor: Landings of Montgomery - Series D)
0.000%, 01/01/2029(2)(4)(5)(7)	65,000	50,213
Public Finance Authority
(Obligor: Montage Living Obligation Group)
8.000%, 2/01/2024	5,520,000	5,363,784
Public Finance Authority
(Obligor: Montage Living Obligation Group)
8.000%, 2/01/2024	10,980,000	10,669,261
Public Finance Authority
(Obligor: Montage Living Obligation Group)
8.000%, 2/01/2024	5,060,000	5,091,878
Public Finance Authority
(Obligor: New Summit Academy)
7.500%, 8/01/2029(2)	9,420,000	9,430,486
Public Finance Authority
(Obligor: Senters Memory Care - Series A)
0.000%, 01/01/2029(2)(4)(5)(7)	4,040,000	3,161,300
Public Finance Authority
(Obligor: Senters Memory Care - Series B)
0.000%, 01/01/2029(2)(4)(5)(7)	105,000	82,163
Public Finance Authority
(Obligor: St. James Christian Academy)
8.750%, 10/01/2029(2)	4,560,000	4,536,197
Public Finance Authority
(Obligor: St. James Christian Academy)
12.000%, 10/01/2029(2)	400,000	401,804
Public Finance Authority
(Obligor: Vonore Fiber Products LLC)
9.000%, 6/01/2029(2)	10,520,000	10,390,814
		63,968,934

Total Municipal Bonds (Cost $186,414,774)		174,627,226

Short Term Investments - 6.4%(1)

Illinois - 0.0%(1)
University of Illinois
Weekly VRDN and Put, 0.020%, 10/01/2026(3)	100,000	100,000

Minnesota - 1.1%(1)
City of Minneapolis
(Obligor: Fairview Health Services Obligated Group)
Weekly VRDN and Put, 0.020%, 11/15/2048(3)	1,300,000	1,300,000
City of Rochester Minnesota
(Obligor: Mayo Clinic)
Weekly VRDN and Put, 0.010%, 11/15/2047(3)	1,250,000	1,250,000
		2,550,000
New York - 0.1%(1)
New York City Housing Development Corp
Weekly VRDN and Put, 0.020%, 04/15/2035(3)	200,000	200,000

North Carolina - 0.1%(1)
University of North Carolina at Chapel Hill
(Obligor: University of North Carolina at Chapel Hill)
Weekly VRDN and Put, 0.020%, 02/01/2029(3)	200,000	200,000

Texas - 1.7%(1)
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: CHRISTUS Health Obligated Group)
Weekly VRDN and Put, 0.020%, 07/01/2047(3)	1,220,000	1,220,000
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: Texas Health Resources Obligated Group)
Weekly VRDN and Put, 0.020%, 11/15/2047(3)	1,655,000	1,655,000
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: Texas Health Resources Obligated Group)
Weekly VRDN and Put, 0.020%, 11/15/2051(3)	200,000	200,000
The University of Texas System
Weekly VRDN and Put, 0.010%, 08/01/2033(3)	600,000	600,000
		3,675,000

Virginia - 0.1%(1)
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put, 0.020%, 02/15/2038(3)	150,000	150,000

Washington - 0.1%(1)
Washington St Health Care
(Obligor: Providence St Joseph)
0.030%, 10/01/2042	100,000	100,000
Washington St Health Care
(Obligor: Providence St Joseph)
0.030%, 10/01/2042	200,000	200,000
		300,000

Money Market Funds - 3.2%(1)
First American Government Obligations Fund Class X
0.036%, 12/01/2031(9)	6,905,690	6,905,690

Total Short Term Investments (Cost $14,080,690)		14,080,690

Total Investments - 111.4% (1)
(Cost $255,687,126)		243,994,896
Reverse Repurchase Agreements (12.2)%(1)		(26,641,000)
Assets in Excess of Other Liabilities, Net - 0.8%(1)		1,639,231
Total Net Assets - 100.0%(1)		$ 218,993,127

(1)	Calculated as a percentage of net assets.
(2)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are determined to be liquid by the Adviser.  As of June 30, 2021, the value of these investments were $155,834,560 or 71.2% of total net assets.

(3)	Variable rate demand notes are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The rate shown is the rate in effect as of June 30, 2021.
(4)	Non-income producing security.
(5)	Security in default at June 30, 2021, the value of these investments were $15,838,587 or 7.2% of total net assets.
(6)	Security in forebearance at June 30, 2021.
(7)	Value determined using significant unobservable inputs. See Note 2 to the financial statements for further disclosure.
(8)	Collateral for reverse repurchase agreements
(9)	Seven-day yield as of June 30, 2021.

The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1.  These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Municipal Bonds —Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors. The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	-	149,034,513	25,592,713	174,627,226
Short Term Investments	-	14,080,690	-	14,080,690
Corporate Note	-	4,500,000	-	4,500,000
Mortgage Backed Securities	-	50,786,980	-	50,786,980
Total Investments	-	218,402,183	25,592,713	243,994,896

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2021, the Fund recognized no transfers between levels.